Foreign Exchange Transactions, net	12 Months Ended
Dec. 31, 2017
Foreign Exchange Transactions, net
Foreign Exchange Transactions, net

32.   Foreign Exchange Transactions, net:

The detail of foreign exchange transactions is the following:

	2015	2016	2017
	MCh$	MCh$	MCh$
Indexed foreign currency	(177,468)	108,849	176,231
Translation difference, net	21,410	(6,074)	(7,221)
Gain (loss) from accounting hedges	213,376	(90,370)	(64,135)

Total	57,318	12,405	104,875